United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	April 30, 2004

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	84

Form 13F Information Table Value Total:	$102,771,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103      975    22850 SH       SOLE                    22850
Alliance Capital Management LP COM              018548107      622    16900 SH       SOLE                    16900
Amerada Hess                   COM              023551104      341     5226 SH       SOLE                     5226
American Express               COM              025816109     1286    24800 SH       SOLE                    24800
American International Group   COM              026874107      579     8114 SH       SOLE                     8114
BP PLC                         COM              055622104     1514    29570 SH       SOLE                    29570
Bancolombia SA ADR             COM              05968L102       76    10000 SH       SOLE                    10000
Bank of America Corp.          COM              060505104      401     4950 SH       SOLE                     4950
Bank of New York Co.           COM              064057102      693    22000 SH       SOLE                    22000
Berkshire Hathaway Inc. Cl B   COM              084670207     1095      352 SH       SOLE                      352
Bristol-Myers Squibb           COM              110122108     1202    49600 SH       SOLE                    49600
Cablevision NY Group           COM              12686c109      788    34419 SH       SOLE                    34419
Cabot Corp.                    COM              127055101      435    13250 SH       SOLE                    13250
Cardinal Health                COM              14149Y108      321     4655 SH       SOLE                     4655
Cendant Corp.                  COM              151313103     3691   151350 SH       SOLE                   151350
Charles Schwab Corp.           COM              808513105     7654   659300 SH       SOLE                   659300
ChevronTexaco Corp.            COM              166751107     1053    12000 SH       SOLE                    12000
CitiGroup Inc.                 COM              172967101     7311   141411 SH       SOLE                   141411
Coca Cola Co.                  COM              191216100      473     9400 SH       SOLE                     9400
Colgate-Palmolive              COM              194162103      661    12000 SH       SOLE                    12000
Comcast Class A Special        COM              200300200      551    19800 SH       SOLE                    19800
Comcast Corp. Cl A             COM              20030N101      446    15507 SH       SOLE                    15507
Commerce Bancorp Inc. NJ       COM              200519106      725    11000 SH       SOLE                    11000
ConocoPhillips                 COM              20825C104      627     8976 SH       SOLE                     8976
Countrywide Financial CP       COM              222372104      220     2299 SH       SOLE                     2299
Crescent Real Estate Equities  COM              225756105      491    27350 SH       SOLE                    27350
Criimi Mae Inc.                COM              226603504      111    10000 SH       SOLE                    10000
Deere & Co.                    COM              244199105      624     9000 SH       SOLE                     9000
Duke Energy Corp.              COM              264399106      353    15600 SH       SOLE                    15600
Duke Realty Corp.              COM              264411505      698    20106 SH       SOLE                    20106
Eastgroup Properties           COM              277276101      470    13250 SH       SOLE                    13250
Enbridge Energy Management LLC COM              29250x103     1474    29783 SH       SOLE                    29783
Exxon Mobil Corporation        COM              30231G102     2319    55762 SH       SOLE                    55762
FPL Group Inc.                 COM              302571104      334     5000 SH       SOLE                     5000
First Nat'l Bank Nebraska      COM              335720108     4375     1000 SH       SOLE                     1000
Fluor Corp.                    COM              343412102      387    10000 SH       SOLE                    10000
General Electric               COM              369604103     4489   147098 SH       SOLE                   147098
HCA Inc.                       COM              404119109      987    24300 SH       SOLE                    24300
HSBC Holdings PLC              COM              404280406     1773    23700 SH       SOLE                    23700
Hollinger International        COM              435569108      814    41100 SH       SOLE                    41100
Honeywell Intl.                COM              438506107      609    18000 SH       SOLE                    18000
International Paper            COM              460146103      507    12000 SH       SOLE                    12000
Intl. Business Machines        COM              459200101      949    10338 SH       SOLE                    10338
Johnson & Johnson              COM              478160104     9326   183880 SH       SOLE                   183880
Kerr-McGee Corp.               COM              492386107      676    13125 SH       SOLE                    13125
Keyspan Corporation            COM              49337w100      229     6000 SH       SOLE                     6000
Kinder Morgan Energy Partners  COM              494550106      467    10350 SH       SOLE                    10350
Koor Industries LTD            COM              500507108       75    10000 SH       SOLE                    10000
LNR Property Corp.             COM              501940100      262     4900 SH       SOLE                     4900
Leucadia Natl Corp.            COM              527288104     1457    27350 SH       SOLE                    27350
Level 3 Communications         COM              52729N100      122    30500 SH       SOLE                    30500
Liberty Media Corp. Series A   COM              530718105     2133   194789 SH       SOLE                   194789
Magellan Midsteam Ptnrs LP     COM              559080106     2094    38150 SH       SOLE                    38150
Manulife Financial Corp.       COM              56501r106      223     6000 SH       SOLE                     6000
Marriott Intl Inc. CL A        COM              571903202     1064    25000 SH       SOLE                    25000
Medco Health Solutions Inc.    COM              58405U102      567    16671 SH       SOLE                    16671
Merck & Co.                    COM              589331107     7094   160545 SH       SOLE                   160545
National Australia Bank        COM              632525408      545     4600 SH       SOLE                     4600
National Commerce Financial Co COM              63545P104      372    13000 SH       SOLE                    13000
News Corp, Ltd., Pfd.          COM              652487802     1354    42700 SH       SOLE                    42700
Northern Border Partners       COM              664785102     1593    37850 SH       SOLE                    37850
Pfizer Inc.                    COM              717081103      312     8900 SH       SOLE                     8900
Rite Aid                       COM              767754104      136    25000 SH       SOLE                    25000
Royal Dutch Petroleum          COM              780257804      937    19700 SH       SOLE                    19700
Safeco Corp.                   COM              786429100      906    21000 SH       SOLE                    21000
Texas Instruments Inc.         COM              882508104     1403    48000 SH       SOLE                    48000
U.S. Bancorp                   COM              902973304     2172    78545 SH       SOLE                    78545
United Dominion Realty         COM              910197102      199    10150 SH       SOLE                    10150
UnitedGlobalCom, Inc.          COM              913247508      620    73080 SH       SOLE                    73080
Viacom Inc CL B                COM              925524308      260     6634 SH       SOLE                     6634
Vodafone Group PLC ADR F       COM              92857T107      245    10250 SH       SOLE                    10250
W.P. Carey & Co., LLC          COM              92930Y107     2305    74475 SH       SOLE                    74475
Walt Disney Co.                COM              254687106      827    33100 SH       SOLE                    33100
Waste Management               COM              94106L109     1035    34300 SH       SOLE                    34300
Wells Fargo & Co.              COM              949746101     2607    46000 SH       SOLE                    46000
Wellsford Real Properties Inc. COM              950240101      233    12800 SH       SOLE                    12800
Westpac Banking Corp (ADR)     COM              961214301      536     8000 SH       SOLE                     8000
Williams Cos Inc.              COM              969457100      173    18100 SH       SOLE                    18100
Wyeth                          COM              026609107      811    21600 SH       SOLE                    21600
XL Capital Ltd.                COM              G98255105      630     8285 SH       SOLE                     8285
Zimmer Holdings Inc.           COM              98956p102      366     4960 SH       SOLE                     4960
Partner Re Ltd. 7.9% Series T  PRD              70212C209      267     9600 SH       SOLE                     9600
Shaw Commun A Pfd SECS Ser A   PRD              82028K606      429    17050 SH       SOLE                    17050
Simon Property Group Preferred PRD              828806604      203     7350 SH       SOLE                     7350
REPORT SUMMARY		       84 DATA RECORDS	            102771         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED